ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts Receivables Disclosure [Text Block]

NOTE 4: — ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2013	2012
Institutions	$6	$12
Prepaid expenses	169	2
	$175	$14